Provisions	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Provisions	15 Provisions

Provisions by type [1]
in EUR million	2023	2022
Reorganisation provisions	231	418
Litigation provisions	193	150
Other provisions	355	455
	779	1,022
Loan loss provisions for guarantees	142	29
	920	1,052
1 In 2023, the table was updated to present the IFRS 9 loan loss provisions for guarantees separately. The comparatives for 2022 have been updated accordingly.

Changes in provisions
	Reorganisation		Litigation		Other provisions [2]		Total
in EUR million	2023	2022	2023	2022	2023	2022	2023	2022
Opening balance as at 1 January	418	421	150	132	455	407	1,022	961
Additions [1]	207	217	78	59	39	230	325	506
Interest						-2		-2
Releases [1]	-34	-46	-26	-8	-22	-166	-82	-221
Utilised	-356	-170	-23	-33	-11	-15	-389	-218
Exchange rate differences	-1		1		-3		-4	-1
Other changes	-3	-4	13		-104		-94	-3
Closing balance	231	418	193	150	355	455	779	1,022
1Additions to provisions and unused amounts released are presented in Note 26 'Other operating expenses' in the Statement of Profit or Loss.
2In 2023, the table was updated to exclude the IFRS 9 loan loss provisions for guarantees. The comparatives for 2022 have been updated accordingly.
As at 31 December 2023, amounts expected to be settled within 12 months in provisions amount to EUR
720 million (2022: EUR 837 million). The amounts included are based on best estimates with regard to amounts and timing of cash flows required to settle the obligation.
Reorganisation provisions
In 2023, the additions to the reorganisation provisions mainly relate to restructuring activities in Belgium,
Poland and the Netherlands. The additions in 2022 mainly relate to the discontinuation of retail banking activities in France and the restructuring of the branch network and retail advice organisation in the
Netherlands, as well as to restructuring activities in Belgium.
These initiatives are implemented over a period of several years and the estimate of the reorganisation provisions is inherently uncertain.
Litigation provisions
Reference is made to Note 42 'Legal proceedings' for developments in litigation provisions.
Other provisions
In 2023 ING Group voluntarily changed its accounting policy for non-financial guarantees that are subject to contractual indemnification rights from IAS 37 principles to loan commitment accounting under IFRS 9. The change from IAS 37 to IFRS 9 resulted in derecognition of the existing IAS 37 provision of EUR 109 million as per 1 January 2023 and recognition of a provision for Expected credit losses of EUR 151 million for non-
financial guarantees as per 1 January 2023 (EUR 42 million pre-tax impact on Equity at the beginning of
2023). This change is included in Other changes in the movement table.
For details and changes on loan loss provisioning, refer to ‘Risk management – Credit risk’ paragraph 'Loan loss provisioning'. For details on the IFRS change, refer to Note 1.3.1 'Changes in IFRS effective in 2023'.
In 2022, the additions and releases include EUR 138 million and EUR 141 million respectively related to IAS
37 off balance facilities that in 2023 are included in IFRS 9 loan loss provisions.
The additions to the Other provisions in 2022 include EUR 75 million which relates to the provision for the compensation of Dutch retail customers for past interest charges that did not sufficiently track market rates and largely reflects the impact of interest-on-interest compensation. This is in addition to the provision of
EUR 180 million recognised in 2021.